Discontinued operations (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 03, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Net sales to third parties		$ 54,532	$ 50,317	$ 44,635
Sales to other segments				805
Net sales		54,532	50,317	45,440
Other revenue		2,142	1,405	1,220
Cost of goods sold		(13,699)	(12,827)	(12,472)
Gross profit		42,975	38,895	34,188
Selling, general and administration		(13,248)	(12,566)	(12,517)
Research and development		(11,200)	(10,022)	(11,371)
Other income		1,460	1,175	1,772
Other expense		(2,343)	(2,938)	(2,303)
Operating income		17,644	14,544	9,769
Loss from associated companies		(12)	(38)	(13)
Interest expense		(1,144)	(1,006)	(855)
Other financial income and expense		(136)	140	222
Income before taxes from continuing operations		16,352	13,640	9,123
Income taxes		$ (2,385)	$ (1,701)	(551)
Net income from discontinued operations before gain on distribution				422
Gain on distribution of Sandoz Group AG to Novartis AG shareholders	$ 5,860			5,860
Net income from discontinued operations				$ 6,282
Applicable tax rate from discontinued operations		13.40%	12.30%	15.00%
Discontinued operations [member]
Statement [line items]
Net sales to third parties				$ 7,128
Sales to other segments				300
Net sales				7,428
Other revenue				19
Cost of goods sold				(4,044)
Gross profit				3,403
Selling, general and administration				(1,728)
Research and development				(671)
Other income				56
Other expense				(795)
Operating income				265
Loss from associated companies				2
Interest expense				(33)
Other financial income and expense				(20)
Income before taxes from continuing operations				214
Income taxes				$ 208
Applicable tax rate from discontinued operations				31.20%
Number of Franchises				2